Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with Related Parties
Balance, beginning of year	$ 9,127,542	$ 6,730,842
Loans - New Directors	9,769,951	0
New loans to existing Principal Officers/Directors	3,330,226	4,491,524
Repayment	(5,453,184)	(2,094,824)
Balance, end of year	$ 16,774,535	$ 9,127,542